Equity-Accounted Investments - Bahrain LNG Joint Venture - Additional Information (Details) $ in Millions		12 Months Ended
	Dec. 02, 2015 vessel ft³	Dec. 31, 2017 USD ($) ft³	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)		3.25%
Newbuildings | Daewoo Shipbuilding & Marine Engineering Co. Ltd. | Liquefied Natural Gas
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	4
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%	30.00%
Advances to equity-accounted joint ventures | $		$ 79.1	$ 62.9
Interest accrued on advances | $		$ 0.1	$ 0.1
Bahrain LNG Joint Venture | LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)		1.25%
Bahrain LNG Joint Venture | Daewoo Shipbuilding & Marine Engineering Co. Ltd. | Modified Vessel
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	1
Term of contract	20 years
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³		800,000,000
Length of charter contract	20 years	20 years
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal | Maximum
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³	800,000,000
Bahrain LNG Joint Venture | Nogaholding
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%
Bahrain LNG Joint Venture | GIC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	24.00%
Bahrain LNG Joint Venture | Samsung
Schedule of Equity Method Investments [Line Items]
Ownership percentage	16.00%